Annual Fund Operating Expenses (All Cap Value Trust)	12 Months Ended
	May 01, 2011
Series I, All Cap Value Trust
Operating Expenses:
Share Class	Series I
Management fee	0.79%	[1]
Distribution and service (12b-1) fees	0.05%
Other Expenses	0.05%
Total fund operating expenses	0.89%
Series II, All Cap Value Trust
Operating Expenses:
Share Class	Series II
Management fee	0.79%	[1]
Distribution and service (12b-1) fees	0.25%
Other Expenses	0.05%
Total fund operating expenses	1.09%
Series NAV, All Cap Value Trust
Operating Expenses:
Share Class	Series NAV
Management fee	0.79%	[1]
Distribution and service (12b-1) fees	none
Other Expenses	0.05%
Total fund operating expenses	0.84%

[1]	The management fee has been restated to reflect contractual changes to the Advisory Agreement.